UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2018

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2017 (Unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 77.7%
Consumer Discretionary - 1.0%
Genuine Parts Co.	70,944	$6,025,274
Consumer Staples - 22.8%
Diageo PLC - ADR	306,501	40,019,836
Pernod Ricard SA	458,225	12,679,086
Procter & Gamble	386,933	35,141,255
Whole Foods Market, Inc.	1,239,769	51,772,753
		139,612,930
Energy - 3.3%
Frank's International N.V.	2,483,034	20,112,575
Financials - 10.8%
Commerce Bancshares, Inc.	380,716	22,096,756
MetLife, Inc.	116,134	6,387,370
Northern Trust Corp.	249,525	21,835,933
Travelers Companies, Inc.	120,599	15,447,526
		65,767,585
Healthcare - 19.6%
Abbott Laboratories	369,965	18,194,879
C.R. Bard, Inc.	46,520	52,118,018
Cerner Corp. *	162,564	2,994,492
Globus Medical, Inc. - Class A *	178,256	2,842,130
Johnson & Johnson	92,427	9,019,253
Patheon N.V. *	67,957	6,231,830
Patterson Companies, Inc.	216,511	9,032,839
Smith & Nephew - ADR	565,354	19,928,729
		120,362,170
Industrials - 9.9%
Emerson Electric Co.	160,499	9,567,346
Heartland Express, Inc.	890,547	18,817,258
Hub Group, Inc. - Class A *	584,303	19,895,517
United Parcel Service, Inc. - Class B	113,162	12,480,637
		60,760,758
Information Technology - 1.6%
Accenture - Class A	73,347	9,448,561
Materials - 6.1%
Compass Minerals International, Inc.	192,888	13,318,916
H.B. Fuller Co.	117,666	6,062,152
Praxair, Inc.	138,997	18,091,850
		37,472,918

Utilities - 2.6%
California Water Service Group	163,507	6,360,422
National Fuel Gas Co.	156,118	9,243,747
		15,604,169
Total Common Stocks
(Cost $456,299,672)		475,166,940

SHORT-TERM INVESTMENT - 23.1%
Fidelity Institutional Government Portfolio, Institutional Class, 0.91% ^
(Cost $141,614,661)	141,614,661	141,614,661

Total Investments - 100.8%
(Cost $597,914,333)		616,781,601
Other Assets and Liabilities, Net - (0.8)%		(4,868,384)
Total Net Assets - 100.0%		$611,913,217

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2017.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$475,166,940	$-	$-	$475,166,940
Short-Term Investment	141,614,661	-	-	141,614,661
Total Investments	$616,781,601	$-	$-	$616,781,601

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2017, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2017 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 83.9%
Consumer Discretionary - 2.8%
Ecolab, Inc.	13,579	$1,787,947
Fastenal Co.	41,250	1,772,100
Genuine Parts Co.	53,818	4,570,763
VF Corp.	30,107	1,872,354
		10,003,164
Consumer Staples - 16.5%
Brown-Forman Corp., Class B	35,831	1,770,051
Clorox Co.	13,485	1,800,113
CVS Health Corp.	22,480	1,796,826
Diageo PLC - ADR	27,382	3,575,268
General Mills	64,853	3,609,718
Hershey Co.	16,882	1,777,844
JM Smucker Co.	14,658	1,786,810
Kellogg Co.	26,525	1,803,700
Kimberly-Clark Corp.	14,702	1,810,698
Pernod Ricard SA	323,562	8,952,961
Sanderson Farms, Inc.	14,567	1,904,635
Sysco Corp.	68,607	3,610,100
Whole Foods Market, Inc.	599,394	25,030,694
		59,229,418
Energy - 1.8%
Frank's International N.V.	804,308	6,514,895
Financials - 16.1%
Aflac, Inc.	67,943	5,418,454
Aspen Insurance Holdings Ltd.	73,647	3,593,974
BB&T Corp.	76,316	3,611,273
BOK Financial Corp.	21,069	1,792,340
Chubb Ltd.	12,316	1,803,801
Commerce Bancshares, Inc.	156,053	9,057,316
M&T Bank Corp.	33,349	5,440,889
Markel Corp. *	1,742	1,866,571
MetLife, Inc.	64,935	3,571,425
Northern Trust Corp.	102,616	8,979,926
Reinsurance Group of America, Inc.	13,083	1,834,237
Travelers Companies, Inc.	42,238	5,410,265
UMB Financial Corp.	25,617	1,784,480
W.R. Berkley Corp.	51,982	3,585,199
		57,750,150
Healthcare - 14.2%
Cerner Corp. *	27,815	1,790,452
C.R. Bard, Inc.	72,447	23,226,508
Globus Medical, Inc. - Class A *	57,286	1,761,544
Patheon N.V. *	102,645	3,588,469
Patterson Companies, Inc.	104,010	4,339,297
Smith & Nephew - ADR	304,357	10,728,584
STERIS PLC	21,779	1,782,611
Stryker Corp.	12,176	1,791,090
Waters Corp. *	10,263	1,780,015
		50,788,570

Industrials - 16.6%
Amphenol Corp. - Class A	47,157	3,613,169
Deere & Co.	13,908	1,784,118
Dover Corp.	21,402	1,797,768
Emerson Electric Co.	60,491	3,605,868
Fluor Corp.	80,632	3,501,848
Heartland Express, Inc.	341,368	7,213,106
Hub Group, Inc. - Class A *	336,496	11,457,689
Hubbell, Inc.	29,967	3,559,780
ITT, Inc.	88,159	3,614,519
J.B. Hunt Transport Services, Inc.	39,480	3,581,231
Lindsay Corp.	39,070	3,581,547
Rockwell Collins, Inc.	16,192	1,724,934
Simpson Manufacturing Co., Inc.	81,867	3,625,889
W.W. Grainger, Inc.	10,463	1,744,600
Woodward, Inc.	25,573	1,788,576
Xylem, Inc.	62,849	3,565,424
		59,760,066
Information Technology - 1.5%
Accenture - Class A	27,902	3,594,336
Xilinx, Inc.	28,205	1,784,248
		5,378,584
Materials - 9.4%
Air Liquide SA	72,572	1,778,740
Air Products and Chemicals, Inc.	25,070	3,563,701
AptarGroup, Inc.	43,066	3,485,331
Bemis Company, Inc.	84,059	3,561,580
Compass Minerals International, Inc.	77,866	5,376,647
H.B. Fuller Co.	69,893	3,600,887
International Flavors & Fragrances, Inc.	13,466	1,793,402
Linde AG	188,878	3,590,571
Praxair, Inc.	54,583	7,104,523
		33,855,382
Real Estate - 1.5%
Healthcare Realty Trust, Inc.	53,839	1,792,839
Rayonier, Inc.	123,516	3,590,610
		5,383,449
Utilities - 3.5%
American Water Works Co, Inc.	22,102	1,792,472
California Water Service Group *	139,632	5,431,685
Middlesex Water Co.	45,468	1,784,164
National Fuel Gas Co.	60,482	3,581,139
		12,589,460
Total Common Stocks
(Cost $289,326,831)		301,253,138

CONVERTIBLE PREFERRED STOCK - 6.0%
Healthcare - 6.0%
Becton Dickinson and Co., Series A, 6.125%
(Cost $20,845,726)	381,718	21,334,219

SHORT-TERM INVESTMENT - 13.7%
Fidelity Institutional Government Portfolio, Institutional Class, 0.91% ^
(Cost $49,327,674)	49,327,674	49,327,674

Total Investments - 103.6%
(Cost $359,500,231)		371,915,031
Other Assets and Liabilities, Net - (3.6)%		(12,908,346)
Total Net Assets - 100.0%		$359,006,685

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2017.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$301,253,138	$-	$-	$301,253,138
Convertible Preferred Stock	21,334,219	-	-	21,334,219
Short-Term Investment	49,327,674	-	-	49,327,674
Total Investments	$371,915,031	$-	$-	$371,915,031

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2017, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2017 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 75.7%
Consumer Discretionary - 1.0%
Genuine Parts Co. (a)	6,391	$542,788

Consumer Staples - 22.4%
Diageo PLC - ADR (a)	27,711	3,618,225
Pernod Ricard SA - ADR (a)	40,661	1,125,090
Procter & Gamble (a)	34,806	3,161,081
Whole Foods Market, Inc. (a)	114,266	4,771,748
		12,676,144
Energy - 3.1%
Frank's International N.V. (a)	218,203	1,767,444

Financials - 10.5%
Commerce Bancshares, Inc. (a)	34,103	1,979,338
MetLife, Inc. (a)	10,197	560,835
Northern Trust Corp. (a)	22,543	1,972,738
Travelers Companies, Inc. (a)	11,079	1,419,109
		5,932,020
Health Care - 9.5%
C.R. Bard, Inc. (a)	15,049	4,824,709
Patheon N.V. (a) *	16,210	566,702
		5,391,411
Healthcare - 9.8%
Abbott Laboratories (a)	33,430	1,644,087
Cerner Corp. (a) *	4,169	268,359
Globus Medical, Inc. - Class A (a) *	8,282	254,671
Johnson & Johnson (a)	6,043	802,027
Patterson Companies, Inc. (a)	19,546	815,459
Smith & Nephew - ADR (a)	49,923	1,759,786
		5,544,389
Industrials - 9.7%
Emerson Electric Co. (a)	13,554	807,954
Heartland Express, Inc. (a)	79,903	1,688,350
Hub Group, Inc. - Class A (a) *	54,099	1,842,071
United Parcel Service, Inc. - Class B (a)	10,554	1,164,001
		5,502,376
Information Technology - 1.4%
Accenture - Class A (a)	6,427	827,926

Materials - 5.8%
Compass Minerals International, Inc. (a)	16,954	1,170,674
H.B. Fuller Co. (a)	10,265	528,853
Praxair, Inc. (a)	12,282	1,598,625
		3,298,152
Utilities - 2.5%
California Water Service Group (a)	14,834	577,043
National Fuel Gas Co. (a)	14,193	840,367
		1,417,410
Total Common Stocks
(Cost $41,454,998)		42,900,060

SHORT-TERM INVESTMENT - 23.6%
Fidelity Institutional Government Portfolio, Institutional Class, 0.91% (a) ^
(Cost $13,350,752)	13,350,752	13,350,752
Total Investments - 99.3%
(Cost $54,805,750)		56,250,812
Other Assets and Liabilities, Net - 0.7%		412,968
Total Net Assets - 100.0%		$56,663,780

(a)	All or a portion of this security is designated as collateral for securities sold short. As of July 31, 2017, the value of the collateral was $56,250,812.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2017.
ADR-	American Depositary Receipt

Schedule of Securities Sold Short July 31, 2017 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 76.0%
Consumer Discretionary - 28.9%
Carnival Corp.	7,078	$472,669
Cintas Corp.	4,106	553,694
Delta Air Lines, Inc.	18,984	937,050
Domino's Pizza, Inc.	1,958	365,167
Home Depot, Inc.	14,177	2,120,879
Masco Corp.	10,500	400,365
McDonalds Corp.	8,015	1,243,447
Newell Brands, Inc.	8,792	463,514
Restaurant Brands International, Inc.	35,632	2,122,955
Ross Stores, Inc.	15,978	883,903
Royal Caribbean Cruises Ltd.	18,209	2,058,892
Scotts Miracle-Gro Co. - Class A	4,558	437,522
Six Flags Entertainment Corp.	6,567	373,465
Southwest Airlines Co.	36,380	2,019,454
Stanley Black & Decker, Inc.	3,381	475,673
TJX Companies, Inc.	5,166	363,222
Yum China Holding, Inc.	14,630	1,104,272
		16,396,143
Consumer Staples - 6.0%
Altria Group, Inc.	6,477	420,811
Coca-Cola Co.	46,155	2,115,745
Kraft Heinz Co.	4,393	384,212
PepsiCo, Inc.	3,927	457,927
		3,378,695
Financials - 8.0%
Allstate Corp.	24,997	2,274,727
Cincinnati Financial Corp.	4,087	311,266
Progressive Corp.	22,536	1,062,122
Prudential Financial, Inc.	4,032	456,543
Regions Financial Corp.	27,963	408,260
		4,512,918
Industrials - 10.1%
Eaton Corporation PLC	6,030	471,848
Fortune Brands Home & Security, Inc.	6,864	450,759
Illinois Tool Works, Inc.	7,227	1,016,911
Ingersoll-Rand PLC	4,965	436,324
Republic Services, Inc.	16,947	1,088,336
Waste Management, Inc.	30,191	2,268,854
		5,733,032
Materials - 2.5%
Avery Dennison Corp.	10,445	970,654
Ball Corp.	11,268	472,129
		1,442,783

Real Estate - 11.4%
AvalonBay Communities, Inc.	2,652	510,112
Boston Properties, Inc.	2,589	313,036
Equity Residential	15,424	1,049,758
Prologis, Inc.	35,022	2,129,688
Public Storage	1,920	394,695
Realty Income Corp.	7,820	446,209
Vornado Realty	3,434	272,488
Welltower Inc.	5,295	388,600
Weyerhaeuser Co.	28,816	951,504
		6,456,090
Utilities - 9.1%
Consolidated Edison, Inc.	13,432	1,112,976
Duke Energy Corp.	11,193	952,748
Edison International	13,459	1,058,954
PG&E Corp.	6,718	454,741
WEC Energy Group, Inc.	7,155	450,550
Xcel Energy, Inc.	23,680	1,120,301
		5,150,270
Total Securities Sold Short
(Proceeds $40,177,719)		$43,069,931

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of July 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$42,900,060	$–	$–	$42,900,060
Short-Term Investment	13,350,752	-	–	13,350,752
Total Investments	$56,250,812	$–	$–	$56,250,812

Securities Sold Short
Common Stocks	$(43,069,931)	$–	$–	$(43,069,931)
Total Securities Sold Short	$(43,069,931)	$–	$–	$(43,069,931)

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
	Nuance Concentrated Value Fund	Nuance Mid Cap Value Fund	Nuance Concentrated Value Long- Short Fund
Cost of investments	$597,914,333	$359,500,231	$54,805,750
Gross unrealized appreciation	40,993,321	21,183,836	3,145,535
Gross unrealized depreciation	(22,126,053)	(8,769,036)	(1,700,473)
Net unrealized appreciation	$18,867,268	$12,414,800	$1,445,062

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  September 7, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  September 7, 2017